Prepaid expenses and other receivables (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Prepaid expenses and other receivables [Abstract]
Prepaid expenses	$ 1,509	9,372	10,064
Other receivables	359	2,230	1,497
Total prepaid expenses and other receivables	$ 1,868	11,602	11,561